UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06351

Name and Address of Registrant:

Green Century Funds

114 State Street

Suite 200

Boston, Massachusetts 02109

Name and address of agent for service:

Green Century Capital Management, Inc.

114 State Street

Suite 200

Boston, Massachusetts 02109

Registrant’s telephone number: (617) 482-0800

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Item 1. Schedule of Investments

The Schedules of Investments for the Green Century Funds are set forth below.

green century Balanced Fund

PORTFOLIO OF INVESTMENTS

April 30, 2012

(Unaudited)

	SHARES	VALUE
Common Stocks - 70.5%
Technology Hardware & Equipment - 8.3%
Apple, Inc. (a)	3,182	$1,859,052
Cisco Systems, Inc.	33,048	665,917
EMC Corporation (a)	21,075	594,526
Hewlett-Packard Company	7,172	177,579
Itron, Inc. (a)	4,869	198,655
NETGEAR, Inc. (a)	8,139	313,351
QUALCOMM, Inc.	19,258	1,229,431
		5,038,511
Capital Goods - 6.9%
Cummins, Inc.	9,427	1,091,929
Lincoln Electric Holdings, Inc.	33,892	1,661,047
Valmont Industries, Inc.	7,727	957,607
W.W. Grainger, Inc.	2,302	478,402
		4,188,985
Software & Services - 5.0%
International Business Machines Corporation	7,059	1,461,778
MasterCard, Inc., Class A	3,452	1,561,236
		3,023,014
Healthcare Equipment & Services - 4.5%
Baxter International, Inc.	19,756	1,094,680
Cerner Corporation (a)	5,557	450,617
UnitedHealth Group, Inc.	20,998	1,179,038
		2,724,335
Diversified Financials - 4.4%
American Express Company	23,324	1,404,338
Citigroup, Inc.	22,220	734,149
JPMorgan Chase & Company	11,332	487,049
		2,625,536
Renewable Energy & Energy Efficiency - 3.9%
First Solar, Inc. (a)	2,187	40,241
International Rectifier Corporation (a)	21,000	458,430
ITC Holdings Corporation	12,121	938,893
OM Group, Inc. (a)	11,345	273,641
Polypore International, Inc. (a)	7,507	280,386
Quanta Services, Inc. (a)	9,600	212,352
STR Holdings, Inc. (a)	12,957	49,496
Suntech Power Holdings Company Ltd. American Depositary Receipt (a)(b)	32,793	82,638
		2,336,077
Banks - 3.6%
East West Bancorp, Inc.	32,752	745,763
Webster Financial Corporation	7,805	177,407
Wells Fargo & Company	37,960	1,269,003
		2,192,173
Pharmaceuticals & Biotechnology - 3.6%
Amgen, Inc.	6,317	449,202
Endo Pharmaceuticals Holdings, Inc. (a)	7,305	256,698
GlaxoSmithKline PLC American Depositary Receipt (b)	28,246	1,305,812

Novartis A.G. American Depositary Receipt (b)	3,193	176,158
2,187,870

Telecommunication Services - 3.2%
BT Group PLC American Depositary Receipt (b)	33,646	$1,152,712
Vodafone Group PLC American Depositary Receipt (b)	28,223	785,446
		1,938,158
Insurance - 3.1%
Aflac, Inc.	7,037	316,947
Chubb Corporation	11,421	834,532
Horace Mann Educators Corporation	23,734	416,532
Lincoln National Corporation	12,855	318,418
		1,886,429
Semiconductors - 2.9%
Applied Materials, Inc.	26,281	315,109
GT Advanced Technologies, Inc. (a)	25,969	169,058
Intel Corporation	45,563	1,293,990
		1,778,157
Transportation - 2.8%
Kansas City Southern	8,000	616,160
United Parcel Service, Inc., Class B	13,799	1,078,254
		1,694,414
Materials - 2.5%
Ecolab, Inc.	7,939	505,635
Minerals Technologies, Inc.	12,004	805,468
Owens-Illinois, Inc. (a)	8,940	207,855
		1,518,958
Media - 2.5%
Discovery Communications, Inc., Class A (a)	27,255	1,483,217

Consumer Services - 2.4%
Starbucks Corporation	17,855	1,024,520
Starwood Hotels & Resorts Worldwide, Inc.	7,016	415,347
		1,439,867
Retailing - 2.4%
Men's Wearhouse, Inc. (The)	17,949	664,831
Nordstrom, Inc.	13,753	768,243
		1,433,074
Food & Staples Retailing - 2.3%
Costco Wholesale Corporation	15,934	1,404,901

Real Estate - 2.1%
LaSalle Hotel Properties	9,790	287,924
ProLogis, Inc.	27,620	988,244
		1,276,168
Healthy Living - 1.7%
Whole Foods Market, Inc.	12,487	1,037,295

Food & Beverage - 1.3%
General Mills, Inc.	300	11,667
Green Mountain Coffee Roasters, Inc. (a)	2,900	141,375
J. M. Smucker Company (The)	8,123	646,834
		799,876
Household & Personal Products - 1.1%
Church & Dwight Company, Inc.	8,662	440,030
Colgate-Palmolive Company	1,981	196,000
		636,030
Total Common Stocks (Cost $34,162,818)		42,643,045

	PRINCIPAL AMOUNT	VALUE
Corporate Bonds & Notes - 19.6%
Diversified Financials - 6.0%
Bank of New York Mellon Corporation (The) 4.30%, due 5/15/14	$500,000	$535,361
Citigroup, Inc. 3.953%, due 6/15/16	500,000	511,180
Deutsche Bank A.G. 3.25%, due 1/11/16(b)	500,000	514,621
HSBC Bank USA N.A. 6.00%, due 8/9/17	500,000	559,973
JPMorgan Chase & Company 5.125%, due 9/15/14	500,000	537,290
Morgan Stanley 3.80%, due 4/29/16	500,000	489,382
UBS A.G. 3.00%, due 8/4/15(b)(c)	500,000	496,478
		3,644,285
Renewable Energy & Energy Efficiency - 3.5%
International Bank for Reconstruction & Development 2.00%, due 10/20/16	500,000	525,772
International Finance Corporation 2.25%, due 4/28/14	1,000,000	1,036,585
Johnson Controls, Inc. 5.50%, due 1/15/16	500,000	566,764
		2,129,121
Pharmaceuticals & Biotechnology - 2.8%
Abbott Laboratories 5.60%, due 11/30/17	500,000	607,568
Amgen, Inc. 4.85%, due 11/18/14	500,000	547,567
Wyeth 5.50%, due 3/15/13(c)	500,000	522,192
		1,677,327
Software & Services - 2.6%
International Business Machines Corporation 2.00%, due 1/5/16	500,000	517,687
Microsoft Corporation 1.625%, due 9/25/15	500,000	517,143
Oracle Corporation 3.75%, due 7/8/14	500,000	534,777
		1,569,607
Telecommunication Services - 2.6%
AT&T, Inc. 2.50%, due 8/15/15	500,000	522,459
BellSouth Corporation 4.75%, due 11/15/12	500,000	511,195
Verizon Communications, Inc. 5.25%, due 4/15/13	500,000	522,507
		1,556,161
Technology Hardware & Equipment - 1.7%
Dell, Inc. 2.30%, due 9/10/15	500,000	517,466
Hewlett-Packard Company 4.75%, due 6/2/14	500,000	533,829
		1,051,295
Healthcare Equipment & Services - 0.4%
UnitedHealth Group, Inc. 4.875%, due 4/1/13	250,000	259,751

Total Corporate Bonds & Notes (Cost $11,414,085)		11,887,547

U.S. Government Agencies - 7.5%
Federal Farm Credit Bank 5.125%, due 8/25/16	$500,000	$590,460
Federal Home Loan Bank 3.125%, due 12/13/13	550,000	575,156
Federal Home Loan Bank 5.625%, due 6/13/16	1,000,000	1,146,420
Federal Home Loan Bank 3.875%, due 12/14/18	550,000	630,450
Federal Home Loan Mortgage Corporation 3.75%, due 3/27/19	500,000	572,565
Federal Home Loan Mortgage Corporation 2.50%, due 12/13/21(c)	500,000	500,521
Federal National Mortgage Association 1.05%, due 5/16/16(c)	500,000	500,197

Total U.S. Government Agencies (Cost $4,168,734)		4,515,769

Certificates Of Deposit - 0.2%
Self Help Credit Union Environmental Certificate of Deposit 2.00%, due 8/8/12	95,000	95,000

Total Certificates Of Deposit (Cost $95,000)		95,000

Short-term Obligation - 2.0%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 4/30/12, due 5/1/12, proceeds $1,210,958 (collateralized by Fannie Mae, 3.50%, due 1/1/2042, value $1,238,158) (Cost $1,210,958)		1,210,958

TOTAL INVESTMENTS (d) - 99.8% (Cost $51,051,595)		60,352,319
Other Assets Less Liabilities - 0.2%		140,968
NET ASSETS -100.0%		$60,493,287

(a) Non-income producing security.

(b) Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.

(c) Step rate bond. Rate shown is currently in effect at April 30, 2012.

(d) The cost of investments for federal income tax purposes is $51,051,595 resulting in gross unrealized appreciation and depreciation of $10,729,882 and $1,429,158 respectively, or net unrealized appreciation of $9,300,724.

See Notes to Schedule of Investments

green century Equity Fund

PORTFOLIO OF INVESTMENTS

April 30, 2012

(Unaudited)

	SHARES	VALUE

Common Stocks - 99.8%
Software & Services - 14.5%
Adobe Systems, Inc. (a)	4,507	$151,255
Advent Software, Inc. (a)	291	7,854
Autodesk, Inc. (a)	2,060	81,102
Automatic Data Processing, Inc.	4,498	250,179
BMC Software, Inc. (a)	1,547	63,829
Compuware Corporation (a)	1,920	16,742
Convergys Corporation (a)	1,076	14,386
eBay, Inc. (a)	10,626	436,197
Electronic Arts, Inc. (a)	3,049	46,894
Factset Research Systems, Inc.	396	41,525
Google, Inc., Class A (a)	2,341	1,416,843
International Business Machines Corporation	10,777	2,231,701
Microsoft Corporation	69,242	2,217,129
Monster Worldwide, Inc. (a)	1,150	9,925
Paychex, Inc.	2,963	91,794
Red Hat, Inc. (a)	1,777	105,927
Salesforce.com, Inc. (a)	1,184	184,384
Symantec Corporation (a)	6,785	112,088
Yahoo!, Inc. (a)	10,801	167,848
		7,647,602
Pharmaceuticals & Biotechnology - 11.1%
Abbott Laboratories	14,244	883,983
Affymetrix, Inc. (a)	656	2,899
Amgen, Inc.	7,259	516,187
Amylin Pharmaceuticals, Inc. (a)	1,410	36,533
Biogen Idec, Inc. (a)	2,110	282,761
Bristol-Myers Squibb Company	15,513	517,669
Cubist Pharmaceuticals, Inc. (a)	572	24,184
Endo Pharmaceuticals Holdings, Inc. (a)	1,058	37,178
Gilead Sciences, Inc. (a)	6,871	357,361
Hospira, Inc. (a)	1,525	53,558
Illumina, Inc. (a)	1,102	49,072
Johnson & Johnson	24,962	1,624,777
Life Technologies Corporation (a)	1,619	75,057
Merck & Company, Inc.	27,868	1,093,540
Techne Corporation	308	20,617
Thermo Fisher Scientific, Inc.	3,466	192,883
Waters Corporation (a)	815	68,550
		5,836,809
Technology Hardware & Equipment - 7.3%
Cisco Systems, Inc.	49,167	990,715
Corning, Inc.	14,394	206,554
Dell, Inc. (a)	14,792	242,145
Echelon Corporation (a)	282	1,230
EMC Corporation (a)	18,680	526,963
Hewlett-Packard Company	18,185	450,261
Imation Corporation (a)	300	1,740
Lexmark International, Inc.	661	19,896
Molex, Inc.	558	15,395
NetApp, Inc. (a)	3,387	131,517
Plantronics, Inc.	397	15,213

Polycom, Inc. (a)	1,597	$21,192
QUALCOMM, Inc.	15,376	981,604
Seagate Technology PLC	3,816	117,380
Silicon Graphics International Corporation (a)	280	2,643
Super Micro Computer, Inc. (a)	281	4,960
Tellabs, Inc.	3,253	12,264
Xerox Corporation	12,599	98,020
		3,839,692
Capital Goods - 6.5%
3M Company	6,092	544,381
A.O. Smith Corporation	344	16,374
AMETEK, Inc.	1,449	72,928
Apogee Enterprises, Inc.	300	4,608
Brady Corporation, Class A	457	14,181
CLARCOR, Inc.	421	20,216
Cooper Industries Ltd., Class A	1,435	89,788
Cummins, Inc.	1,678	194,363
Deere & Company	3,786	311,815
Donaldson Company, Inc.	1,278	44,295
Dover Corporation	1,684	105,519
Eaton Corporation	2,886	139,047
EMCOR Group, Inc.	586	17,182
Emerson Electric Company	6,738	354,015
Fastenal Company	2,551	119,438
Gardner Denver, Inc.	463	30,160
General Cable Corporation (a)	470	13,837
Graco, Inc.	553	29,480
Granite Construction, Inc.	330	9,187
Hubbell, Inc., Class B	479	38,435
Illinois Tool Works, Inc.	4,035	231,528
Ingersoll-Rand PLC	2,874	122,202
Kadant, Inc. (a)	100	2,587
Lincoln Electric Holdings, Inc.	706	34,601
Lindsay Corporation	123	8,215
Masco Corporation	3,291	43,375
Middleby Corporation (a)	165	16,743
Nordson Corporation	529	28,513
Owens Corning (a)	1,062	36,480
Pall Corporation	1,046	62,352
Pentair, Inc.	893	38,703
Rockwell Automation, Inc.	1,308	101,161
Roper Industries, Inc.	874	89,061
Simpson Manufacturing Company, Inc.	357	11,078
Snap-On, Inc.	503	31,458
Spirit Aerosystems Holdings, Inc. (a)	1,063	26,575
Stanley Black & Decker, Inc.	1,478	108,130
Tennant Company	167	7,398
Thomas & Betts Corporation (a)	459	33,007
Timken Company	761	43,004
W.W. Grainger, Inc.	546	113,470
WABCO Holdings, Inc. (a)	594	37,440
Westinghouse Air Brake Technologies Corporation	430	33,445
		3,429,775
Retailing - 5.4%
AutoZone, Inc. (a)	218	86,363
Bed Bath & Beyond, Inc. (a)	2,245	158,026
Best Buy Company, Inc.	2,854	62,988
Buckle, Inc. (The)	250	11,545
Carmax, Inc. (a)	2,090	64,518
Charming Shoppes, Inc. (a)	1,165	6,874
Collective Brands, Inc. (a)	565	11,735
Foot Locker, Inc.	1,404	42,948
Gap, Inc. (The)	2,886	82,251

Genuine Parts Company	1,418	$91,858
Home Depot, Inc.	14,102	730,343
J.C. Penney Company, Inc.	1,453	52,395
Kohl's Corporation	2,218	111,188
Lowe's Companies, Inc.	11,534	362,975
Men's Wearhouse, Inc. (The)	448	16,594
Netflix, Inc. (a)	478	38,307
Nordstrom, Inc.	1,528	85,354
Office Depot, Inc. (a)	2,500	7,600
OfficeMax, Inc. (a)	863	4,013
Pep Boys - Manny, Moe & Jack (The)	500	7,465
RadioShack Corporation	836	4,330
Staples, Inc.	6,353	97,836
Target Corporation	5,827	337,616
Tiffany & Company	1,099	75,238
TJX Companies, Inc.	6,897	287,674
		2,838,034
Diversified Financials - 5.1%
American Express Company	9,559	575,547
Bank of New York Mellon Corporation (The)	11,072	261,853
BlackRock, Inc.	954	182,767
Capital One Financial Corporation	4,556	252,767
Charles Schwab Corporation (The)	9,906	141,656
CME Group, Inc.	578	153,644
Discover Financial Services	5,041	170,890
Eaton Vance Corporation	1,066	28,036
Franklin Resources, Inc.	1,401	175,840
IntercontinentalExchange, Inc. (a)	660	87,806
Invesco Ltd.	4,082	101,397
Legg Mason, Inc.	1,327	34,595
Northern Trust Corporation	2,045	97,322
NYSE Euronext	2,379	61,259
PHH Corporation (a)	489	7,579
State Street Corporation	4,498	207,898
T. Rowe Price Group, Inc.	2,315	146,111
		2,686,967
Household & Personal Products - 5.1%
Avon Products, Inc.	3,915	84,564
Clorox Company	1,198	83,980
Colgate-Palmolive Company	4,431	438,403
Estee Lauder Companies, Inc. (The), Class A	2,143	140,045
Kimberly-Clark Corporation	3,602	282,649
Nu Skin Enterprises, Inc., Class A	522	27,823
Procter & Gamble Company	25,155	1,600,864
WD-40 Company	154	6,942
		2,665,270
Energy - 5.0%
Apache Corporation	3,540	339,628
Cameron International Corporation (a)	2,225	114,031
Chesapeake Energy Corporation	5,990	110,456
Clean Energy Fuels Corporation (a)	460	8,850
Denbury Resources, Inc. (a)	3,556	67,706
Devon Energy Corporation	3,512	245,313
EOG Resources, Inc.	2,461	270,242
EQT Corporation	1,289	64,218
FMC Technologies, Inc. (a)	2,162	101,614
Hess Corporation	2,806	146,305
National Oilwell Varco, Inc.	3,892	294,858
Newfield Exploration Company (a)	1,216	43,654
Noble Corporation (a)	2,372	90,278
Noble Energy, Inc.	1,620	160,898
OYO Geospace Corporation (a)	61	7,028

Pioneer Natural Resources Company	996	$115,357
QEP Resources, Inc.	1,604	49,419
Quicksilver Resources, Inc. (a)	895	4,207
Range Resources Corporation	1,465	97,657
Southwestern Energy Company (a)	3,165	99,951
Spectra Energy Corporation	5,966	183,395
Ultra Petroleum Corporation (a)	1,398	27,625
		2,642,690
Food & Beverage - 4.9%
Campbell Soup Company	1,743	58,966
Coca-Cola Enterprises, Inc.	2,834	85,360
Darling International, Inc. (a)	1,082	17,723
Dean Foods Company (a)	1,619	19,881
Flowers Foods, Inc.	1,077	23,102
General Mills, Inc.	5,893	229,179
Green Mountain Coffee Roasters, Inc. (a)	1,194	58,207
H.J. Heinz Company	2,941	156,785
J. M. Smucker Company (The)	1,034	82,337
Kellogg Company	2,314	117,019
Kraft Foods, Inc., Class A	15,349	611,965
McCormick & Company, Inc.	1,085	60,662
PepsiCo, Inc.	14,296	943,536
Sara Lee Corporation	5,108	112,580
Tootsie Roll Industries, Inc.	180	4,286
		2,581,588
Healthcare Equipment & Services - 4.7%
Baxter International, Inc.	5,157	285,749
Becton, Dickinson and Company	1,972	154,703
Cerner Corporation (a)	1,309	106,147
CIGNA Corporation	2,627	121,446
Cross Country Healthcare, Inc. (a)	200	922
Edwards Lifesciences Corporation (a)	1,036	85,957
Gen-Probe, Inc. (a)	423	34,496
Health Management Associates, Inc., Class A (a)	2,312	16,646
Henry Schein, Inc. (a)	835	64,078
Hill-Rom Holdings, Inc.	563	18,269
Humana, Inc.	1,504	121,343
Idexx Laboratories, Inc. (a)	507	44,581
Intuitive Surgical, Inc. (a)	357	206,417
Invacare Corporation	300	4,755
McKesson Corporation	2,249	205,581
Medtronic, Inc.	9,689	370,120
Molina Healthcare, Inc. (a)	262	6,720
Patterson Companies, Inc.	842	28,704
Quest Diagnostics, Inc.	1,434	82,728
St. Jude Medical, Inc.	2,937	113,721
Varian Medical Systems, Inc. (a)	1,022	64,815
WellPoint, Inc.	3,183	215,871
Zimmer Holdings, Inc.	1,628	102,450
		2,456,219
Semiconductors - 4.1%
Advanced Micro Devices, Inc. (a)	5,383	39,619
Analog Devices, Inc.	2,721	106,064
Applied Materials, Inc.	12,115	145,259
Entegris, Inc. (a)	1,181	10,452
Intel Corporation	46,569	1,322,559
Lam Research Corporation (a)	1,075	44,774
LSI Corporation (a)	5,107	41,060
Novellus Systems, Inc. (a)	621	29,032
Texas Instruments, Inc.	10,505	335,530
Xilinx, Inc.	2,397	87,203
		2,161,552

Banks - 3.3%
Bank of Hawaii Corporation	435	$21,267
BB&T Corporation	6,382	204,479
Cathay General Bancorp	695	11,968
Comerica, Inc.	1,805	57,796
Fifth Third Bancorp	8,356	118,906
First Horizon National Corporation	2,398	22,014
Heartland Financial USA, Inc.	100	1,852
Hudson City Bancorp, Inc.	4,348	30,697
International Bancshares Corporation	518	10,220
Keycorp	8,652	69,562
M&T Bank Corporation	1,027	88,599
New York Community Bancorp, Inc.	4,034	54,419
Old National Bancorp	849	10,884
People's United Financial, Inc.	3,255	40,167
PNC Financial Services Group, Inc.	4,803	318,535
Popular, Inc. (a)	9,383	16,702
Regions Financial Corporation	13,057	88,004
Synovus Financial Corporation	7,485	15,719
U.S. Bancorp	17,485	562,492
Umpqua Holdings Corporation	1,018	13,478
		1,757,760
Consumer Services - 2.9%
Capella Education Company (a)	128	4,187
Chipotle Mexican Grill, Inc. (a)	289	119,689
Choice Hotels International, Inc.	278	10,458
Darden Restaurants, Inc.	1,196	59,896
DeVry, Inc.	565	18,165
Jack in the Box, Inc. (a)	326	7,407
McDonald's Corporation	9,361	912,229
Peet's Coffee & Tea, Inc. (a)	122	9,372
Starbucks Corporation	6,812	390,872
Vail Resorts, Inc.	311	12,683
		1,544,958
Materials - 2.7%
Air Products & Chemicals, Inc.	1,927	164,739
Airgas, Inc.	653	59,841
Alcoa, Inc.	9,627	93,671
Ball Corporation	1,404	58,631
Bemis Company, Inc.	935	30,285
Calgon Carbon Corporation (a)	555	7,681
Compass Minerals International, Inc.	306	23,415
Domtar Corporation	342	29,918
Ecolab, Inc.	2,750	175,147
H.B. Fuller Company	468	15,397
Horsehead Holding Corporation (a)	429	4,818
MeadWestvaco Corporation	1,544	49,130
Minerals Technologies, Inc.	170	11,407
Nucor Corporation	2,905	113,905
Praxair, Inc.	2,752	318,406
Rock-Tenn Company, Class A	641	39,954
Rockwood Holdings, Inc. (a)	582	32,208
Schnitzer Steel Industries, Inc., Class A	236	9,409
Sealed Air Corporation	1,607	30,822
Sigma-Aldrich Corporation	1,090	77,281
Sonoco Products Company	890	29,486
Valspar Corporation	803	41,073
Wausau Paper Corporation	442	4,005
Worthington Industries, Inc.	514	9,170
		1,429,799
Food & Staples Retailing - 2.6%
Costco Wholesale Corporation	3,959	349,065

CVS Caremark Corporation	11,887	$530,398
Safeway, Inc.	3,090	62,820
Sysco Corporation	5,419	156,609
Walgreen Company	8,031	281,567
		1,380,459
Insurance - 2.5%
ACE Ltd.	3,119	236,950
Aflac, Inc.	4,277	192,636
Chubb Corporation	2,548	186,182
Cincinnati Financial Corporation	1,388	49,441
Erie Indemnity Company	265	20,378
Hartford Financial Services Group, Inc. (The)	3,846	79,035
Lincoln National Corporation	2,739	67,845
PartnerRe Ltd.	577	40,171
Phoenix Companies, Inc. (The) (a)	1,000	2,100
Principal Financial Group, Inc.	2,771	76,674
Progressive Corporation (The)	5,326	113,444
StanCorp Financial Group, Inc.	410	15,736
Travelers Companies, Inc. (The)	3,775	242,808
		1,323,400
Transportation - 2.5%
Arkansas Best Corporation	237	3,636
C.H. Robinson Worldwide, Inc.	1,515	90,506
CSX Corporation	9,609	214,377
Expeditors International of Washington, Inc.	1,926	77,040
Genesee & Wyoming, Inc., Class A (a)	357	19,246
J.B. Hunt Transport Services, Inc.	860	47,584
Kansas City Southern	998	76,866
Norfolk Southern Corporation	3,262	237,898
Ryder System, Inc.	477	23,239
Southwest Airlines Company	1,711	14,167
United Parcel Service, Inc., Class B	6,618	517,130
		1,321,689
Media - 1.7%
Discovery Communications, Inc., Class A (a)	1,280	69,658
John Wiley & Sons, Inc., Class A	433	19,567
Liberty Global, Inc., Class A (a)	1,255	62,511
New York Times Company (The), Class A (a)	1,224	7,723
Scholastic Corporation	248	7,576
Virgin Media, Inc.	2,594	63,709
Walt Disney Company (The)	15,616	673,206
Washington Post Company (The), Class B	45	17,018
		920,968
Utilities - 1.7%
AGL Resources, Inc.	1,084	42,742
Alliant Energy Corporation	1,006	45,511
Atmos Energy Corporation	837	27,269
Avista Corporation	562	14,859
CenterPoint Energy, Inc.	3,679	74,353
CH Energy Group, Inc.	128	8,399
Cleco Corporation	553	22,562
Consolidated Edison, Inc.	2,697	160,337
IDACORP, Inc.	456	18,577
MDU Resources Group, Inc.	1,750	40,145
MGE Energy, Inc.	203	9,285
National Fuel Gas Company	643	30,427
New Jersey Resources Corporation	366	15,826
NiSource, Inc.	2,557	63,030
Northeast Utilities	2,887	106,155
Northwest Natural Gas Company	228	10,420
OGE Energy Corporation	883	47,647
Pepco Holdings, Inc.	2,038	38,559

Piedmont Natural Gas Company, Inc.	655	$19,964
Portland General Electric Company	689	17,797
Questar Corporation	1,590	31,403
UGI Corporation	1,071	31,252
WGL Holdings, Inc.	453	18,170
		894,689
Consumer Durables & Apparel - 1.7%
Columbia Sportswear Company	122	5,746
Deckers Outdoor Corporation (a)	343	17,496
Harman International Industries, Inc.	626	31,037
KB Home	648	5,625
Leggett & Platt, Inc.	1,272	27,692
Liz Claiborne, Inc. (a)	900	12,060
Mattel, Inc.	3,080	103,488
Meritage Homes Corporation (a)	264	7,495
NIKE, Inc., Class B	3,252	363,801
Pulte Homes, Inc. (a)	3,141	30,908
PVH Corporation	563	49,994
Tupperware Brands Corporation	535	33,325
Under Armour, Inc., Class A (a)	343	33,590
VF Corporation	803	122,096
Whirlpool Corporation	691	44,238
		888,591
Real Estate - 1.6%
American Tower Corporation, Class A	3,597	235,891
Boston Properties, Inc.	1,356	146,787
CBRE Group, Inc., Class A (a)	2,713	51,031
Corporate Office Properties Trust	632	14,884
Forest City Enterprises, Inc., Class A (a)	1,269	20,241
Jones Lang LaSalle, Inc.	389	31,097
Liberty Property Trust	1,071	39,038
Potlatch Corporation	342	10,705
ProLogis, Inc.	4,206	150,491
Regency Centers Corporation	816	36,687
Vornado Realty Trust	1,528	131,163
		868,015
Renewable Energy & Energy Efficiency - 0.8%
American Superconductor Corporation (a)	418	1,726
Calpine Corporation (a)	2,883	54,056
Cree, Inc. (a)	985	30,436
First Solar, Inc. (a)	490	9,016
Fuel Systems Solutions, Inc. (a)	142	3,330
ITC Holdings Corporation	478	37,026
Itron, Inc. (a)	372	15,178
Johnson Controls, Inc.	6,231	199,205
Ormat Technologies, Inc.	164	3,242
Quanta Services, Inc. (a)	1,849	40,900
SunPower Corporation (a)	405	2,272
Zoltek Companies, Inc. (a)	250	2,758
		399,145
Telecommunication Services - 0.8%
Cincinnati Bell, Inc. (a)	1,860	7,068
Crown Castle International Corporation (a)	2,587	146,450
Frontier Communications Corporation	9,228	37,281
Leap Wireless International, Inc. (a)	618	3,467
MetroPCS Communications, Inc. (a)	2,312	16,878
SBA Communications Corporation, Class A (a)	1,085	58,308
Sprint Nextel Corporation (a)	27,211	67,483
Windstream Corporation	5,290	59,460
		396,395

Commercial & Professional Services - 0.6%
Avery Dennison Corporation	934	$29,869
Deluxe Corporation	459	10,929
Herman Miller, Inc.	513	10,019
HNI Corporation	415	10,010
IHS, Inc., Class A (a)	379	38,306
Interface, Inc., Class A	575	8,142
Kelly Services, Inc.	242	3,386
Knoll, Inc.	470	6,951
Manpower, Inc.	754	32,120
Pitney Bowes, Inc.	1,809	30,988
R.R. Donnelley & Sons Company	1,735	21,705
Robert Half International, Inc.	1,254	37,369
Steelcase, Inc.	855	7,387
Stericycle, Inc. (a)	733	63,478
Team, Inc. (a)	160	4,741
Tetra Tech, Inc. (a)	556	14,845
		330,245
Automobiles & Components - 0.4%
BorgWarner, Inc. (a)	998	78,882
Harley-Davidson, Inc.	2,140	111,986
Modine Manufacturing Company (a)	365	2,884
		193,752
Healthy Living - 0.3%
Hain Celestial Group, Inc. (The) (a)	334	15,798
United Natural Foods, Inc. (a)	433	21,343
Whole Foods Market, Inc.	1,387	115,218
		152,359
Total Securities (Cost $42,456,912)		52,588,422

Short-term Obligation - 0.2%
Repurchase Agreement - State Street Bank & Trust Repurchase Agreement, 0.01%, dated 4/30/12, due 5/1/12, proceeds $76,995 (collateralized by Fannie Mae, 3.50%, due 1/1/2042, value $82,201) (Cost $76,995)		76,995

TOTAL INVESTMENTS (b) - 100.0% (Cost $42,533,907)		52,665,417
Other Assets Less Liabilities - 0.0%		8,224
NET ASSETS -100.0%		$52,673,641

(a) Non-income producing security.

(b) The cost of investments for federal income tax purposes is $43,724,061 resulting in gross unrealized appreciation and depreciation of $12,611,223 and $3,669,867 respectively, or net unrealized appreciation of $8,941,356.

See Notes to Schedule of Investments

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

NOTES TO SCHEDULES OF INVESMENTS

(Unaudited)

Green Century Funds (the “Trust”) is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the “Balanced Fund”) and the Green Century Equity Fund (the “Equity Fund”), collectively, the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies:

(A)	Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market® and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than certificates of deposit and short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Certificates of deposit are valued at cost plus accrued interest, and short-term obligations maturing in sixty days or less are valued at amortized cost, both of which approximates market value.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Investments valued at amortized cost. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.
Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

NOTES TO SCHEDULES OF INVESMENTS

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Balanced Fund’s net assets as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$42,643,045	$-	$-	$42,643,045
Corporate Bonds & Notes	-	11,887,547	-	11,887,547
U.S. Government Agencies	-	4,515,769	-	4,515,769
Certificates of Deposit	-	95,000	-	95,000
Short-Term Obligation	-	1,210,958	-	1,210,958
Total	$42,643,045	$17,709,274	$-	$60,352,319

*All sub-categories within common stocks represent level 1 evaluation status.

The following is a summary of the inputs used to value the Equity Fund’s net assets as of April 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks*	$52,588,422	$-	$-	$52,588,422
Short-Term Obligation	-	76,995	-	76,995
Total	$52,588,422	$76,995	$-	$52,665,417

*All sub-categories within common stocks represent level 1 evaluation status.

The Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the period ended April 30, 2012, there were no transfers in and out of Level 1, Level 2 and Level 3. The Fund did not hold any Level 3 securities during the period ended April 30, 2012. It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurements (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)” (“ASU No. 2011-04”).  ASU No. 2011-04 requires additional disclosures regarding fair value measurements in financial statements of interim and annual periods beginning after December 15, 2011.  The above disclosures reflect the requirements of ASU No. 2011-04.

(B)	Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.

GREEN CENTURY BALANCED FUND

GREEN CENTURY EQUITY FUND

NOTES TO SCHEDULES OF INVESMENTS

(Unaudited)

(C)	Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund is authorized to utilize options to hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options involves risk such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds are also authorized to write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.
(D)	Repurchase Agreements: The Funds enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds’ adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

Item 2. Controls and Procedures

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days of the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2012

/s/ Kristina A. Curtis
Kristina A. Curtis
Treasurer and Principal Financial Officer
June 28, 2012